Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Proceeds from disposals of office premises		$ 1,900
Gain on disposal of office premises	$ 798
Impairment loss on property, plant and equipment			$ 471	$ 60	$ 28